Operating expenses	6 Months Ended
Jun. 30, 2024
Operating expenses
Operating expenses

4. Operating expenses

	Half year ended
	30 June	30 June
	2024	2023
Continuing operations	£m	£m
Salaries	1,254	1,252
Bonus awards	223	217
Temporary and contract costs	80	106
Social security costs	187	180
Pension costs	169	151
- defined benefit schemes	59	60
- defined contribution schemes	110	91
Other	234	99
Staff costs	2,147	2,005

Premises and equipment	579	570
Depreciation and amortisation (1)	508	469
Other administrative expenses	823	871
Administrative expenses	1,910	1,910
Operating expenses	4,057	3,915

(1)	Includes depreciation on right of use assets of £53 million (30 June 2023- £53 million).